Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about income tax [Line Items]
Pre-tax	$ 3,573,847	$ 303,298	$ 2,233,149
Deferred tax	(1,535,151)	(89,526)	(656,835)
After tax	2,038,696	213,772	1,576,314
Cash flow hedging
Disclosure of detailed information about income tax [Line Items]
Pre-tax	1,259,269	(1,186)	(356,339)
Deferred tax	(450,492)	1,908	118,008
After tax	808,777	722	(238,331)
Hedge of a net investment in a foreign operation
Disclosure of detailed information about income tax [Line Items]
Pre-tax	4,579,758	520,490	87,524
Deferred tax	(1,708,348)	(156,147)	(26,257)
After tax	2,871,410	364,343	61,267
Hedge with derivative instruments
Disclosure of detailed information about income tax [Line Items]
Pre-tax	191,487	(78,547)	(69,220)
Deferred tax	(55,821)	23,475	22,769
After tax	135,666	(55,072)	(46,451)
Actuarial valuation gains (losses) [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	(2,456,667)	(137,459)	2,571,184
Deferred tax	679,510	41,238	(771,355)
After tax	$ (1,777,157)	$ (96,221)	$ 1,799,829